Investment in Equity Method Investee - Additional Information (Detail)		12 Months Ended
	Oct. 17, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments		¥ (11,319,279)	$ (1,646,321)	¥ (20,676,273)	¥ (4,805,183)
Ganzhou Qu Campus Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment commitment value	¥ 190,000,000
Equity method investment, ownership percentage	45.90%	45.90%
Equity method investment		¥ 70,000,000
Loss from equity method investments		¥ 11,319,279	$ 1,646,321	¥ 20,676,273	¥ 4,805,183